Inventories - Components of Inventories (Detail) - USD ($) $ in Millions	Mar. 31, 2016	Mar. 31, 2015
Inventory Disclosure [Abstract]
Finished goods	$ 144.4	$ 150.6
Work-in-process	5.7	6.6
Raw materials and supplies	50.7	67.5
Provision for obsolete finished goods and raw materials	(7.8)	(6.7)
Total inventories	$ 193.0	$ 218.0